UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 118,454	$ 127,632
Restricted cash	2,978	6,558
Accounts receivable, net	60,681	60,331
Due from affiliate companies	10,055	4,002
Inventories	29,454	30,170
Prepaid expenses and other current assets	30,082	27,383
Total current assets	251,704	256,076
Deposits for vessels, port terminals and other fixed assets	8,255	36,849
Vessels, port terminals and other fixed assets, net	1,788,936	1,809,225
Loan receivable from affiliate companies	31,588	30,112
Investments in affiliates	174,263	183,160
Other long-term assets	44,356	37,801
Intangible assets other than goodwill	113,690	116,422
Goodwill	160,336	160,336
Total non-current assets	2,321,424	2,373,905
Total assets	2,573,128	2,629,981
Current liabilities
Accounts payable	78,407	79,671
Accrued expenses and other liabilities	107,904	94,859
Deferred income and cash received in advance	9,710	11,030
Due to affiliate companies	20,307	16,749
Current portion of long-term debt, net	31,142	33,885
Total current liabilities	247,470	236,194
Senior and ship mortgage notes, net	1,304,608	1,301,999
Long-term debt, net of current portion	330,870	346,604
Other long-term liabilities and deferred income	41,130	43,382
Long-term payable to affiliate companies	87,422	76,872
Deferred tax liability	7,227	7,766
Total non-current liabilities	1,771,257	1,776,623
Total liabilities	2,018,727	2,012,817
Commitments and contingencies
Stockholders' equity
Preferred Stock — $0.0001 par value, authorized 1,000,000 shares, 46,302 issued and outstanding as of June 30, 2018 and December 31, 2017.	0	0
Common stock — $0.0001 par value, authorized 250,000,000 shares, 124,706,280 and 120,386,472 issued and outstanding as of June 30, 2018 and December 31, 2017, respectively	12	12
Additional paid-in capital	684,427	682,105
Accumulated other comprehensive income	0	2
Accumulated deficit	(232,170)	(166,021)
Total Navios Holdings stockholders' equity	452,269	516,098
Noncontrolling interest	102,132	101,066
Total stockholders' equity	554,401	617,164
Total liabilities and stockholders' equity	$ 2,573,128	$ 2,629,981